GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill impairment				$ 265,146	$ 3,318	$ 0
College Humor Media
Goodwill [Line Items]
Goodwill impairment					3,300
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Goodwill [Line Items]
Goodwill impairment				265,146	0
Goodwill, impaired, accumulated impairment loss			$ 716,200	981,300	716,200
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Goodwill [Line Items]
Goodwill impairment	$ 53,200	$ 212,000		265,100
Impairment charges on indefinite-lived intangible assets	$ 10,800	$ 21,400		32,200
Emerging & Other
Goodwill [Line Items]
Goodwill impairment				0	3,318
Emerging & Other | College Humor Media
Goodwill [Line Items]
Goodwill impairment			3,300
Goodwill, impaired, accumulated impairment loss			14,900		14,900
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Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss			$ 198,300	$ 198,300	$ 198,300